SHARE CAPITAL - Common Shares Issued and Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued [abstract]
Balance, beginning of year (in shares)	947,797,596,000
Balance, end of year (in shares)	948,524,667,000	947,797,596,000
Equity
Balance, beginning of year	$ 4,580.0	$ 4,864.6
Exercise of options and share appreciation rights		0.8
Issued on vesting of restricted share units	0.0	0.0
Dividend reinvestment plan	0.3	0.3
Total reserve balance, end of year	$ 4,447.3	$ 4,580.0
Number of shares outstanding (in shares)	948,524,667,000	947,797,596,000
Share capital
Number of shares issued [abstract]
Balance, beginning of year (in shares)	947,798,000	947,039,000
Exercise of options and share appreciation rights (in shares)	0	56,000
Dividend reinvestment plan (in shares)	136,000	147,000
Balance, end of year (in shares)	948,525,000	947,798,000
Equity
Balance, beginning of year	$ 7,630.5	$ 7,625.4
Exercise of options and share appreciation rights	0.0	0.3
Issued on vesting of restricted share units	2.9	4.5
Dividend reinvestment plan	0.3	0.3
Total reserve balance, end of year	7,633.7	7,630.5
Restricted Share Units (RSU)
Equity
Issued on vesting of restricted share units	$ 2.9	$ 4.5
Restricted Share Units (RSU) | Share capital
Number of shares issued [abstract]
Issued on vesting of restricted share units (in shares)	591,000	556,000
Equity
Issued on vesting of restricted share units	$ 2.9	$ 4.5
Dividend Reinvestment Plan
Equity
Number of shares issued under dividend reinvestment program	18,918,052